CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 7,816	$ 0
Cost of revenue	47,357	0
Gross profit	(39,541)	0
Operating expenses
Research and development	2,854,681	1,428,537	2,076,584	2,957,848
General and administrative	2,717,284	1,521,314	2,345,028	2,353,021
Marketing	761,272	276,167	364,773	413,502
Total operating expenses	6,333,237	3,226,018	4,786,385	5,724,371
Loss from operations	(6,372,778)	(3,226,018)	(4,786,385)	(5,724,371)
Other income (expense)
Interest income	175	14	14	2,570
Other income	0	36,590	36,902	0
Interest expense	(296,536)	(1,239,077)	(1,239,759)	(255,969)
Derivative valuation gain (loss)	1,190,489	1,578,851	1,578,851	(1,604,920)
Loss on extinguishment of debt	0	(215,873)	(215,873)	0
Total other income (expense)	894,128	160,505	160,135	(1,858,319)
Loss before provision for income taxes	(5,478,650)	(3,065,513)	(4,626,250)	(7,582,690)
Provision for income taxes	0	0	0	0
Net loss	(5,478,650)	(3,065,513)	(4,626,250)	(7,582,690)
Other comprehensive income (loss):
Foreign currency translation adjustments	12,635	3,900	(68,564)	(30,786)
Comprehensive loss	$ (5,466,015)	$ (3,061,613)	$ (4,694,814)	$ (7,613,476)
Loss per share
Basic (in dollars per share)	$ (1)	$ (0.71)
Diluted (in dollars per share)	$ (1)	$ (0.71)
Weighted average shares outstanding
Basic (in shares)	5,504,495	4,317,037
Diluted (in shares)	5,504,495	4,317,037
Loss per share (in dollars per share)			$ (1.02)	$ (1.77)
Weighted average shares outstanding (in shares)			4,536,760	4,283,484